SHAREHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders Equity Note [Line Items]
Schedule of reserved shares of common stock
	March 31, 2017	December 31, 2016

Exercise of options issued and outstanding to purchase common stock	3,400,000	4,000,000
Issuance of common shares available under the 2010 Equity Compensation Plan	25,596,980	24,996,980
Exercise of warrants issued and outstanding to purchase common stock	25,098,330	25,098,330
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	7,600,000	7,600,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	106,144,240	106,144,240
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	65,000,000	65,000,000

Total common stock reserved for issuance	258,374,550	258,374,550

	December 31, 2016	December 31, 2015

Exercise of options issued and outstanding to purchase common stock	4,000,000	2,975,000
Issuance of common shares available under the 2010 Equity Compensation Plan	24,996,980	26,021,980
Exercise of warrants issued and outstanding to purchase common stock	25,098,330	25,084,730
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	7,600,000	7,600,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	106,144,240	106,117,040
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	65,000,000	25,000,000

Total common stock reserved for issuance	258,374,550	218,333,750

Schedule of summary of the outstanding stock options
	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2016	4,000,000	$0.10	$0.06	3.44	$-

For the period ended March 31, 2017
Granted	-	-	-
Exercised	-	-	-
Expired	(600,000)	0.10	0.04

Outstanding at March 31, 2017	3,400,000	$0.10	$0.07	-	$-

Outstanding and exercisable at March 31, 2017	1,516,666	$0.10	$0.10	3.34	$-

(1) The aggregate intrinsic value is based on the $0.0625 closing price as of March 31, 2017, for the Company’s Common Stock.

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2014	6,725,000	$0.46	$0.30	1.66	$-

For the period ended December 31, 2015
Granted	700,000	0.10	0.07
Exercised	-	-	-
Expired	(4,450,000)	0.10	0.10

Outstanding at December 31, 2015	2,975,000	0.90	0.54	2.53	0.00

For the period ended December 31, 2016
Granted	1,500,000	0.10	0.04
Exercised	-	-	-
Expired	(475,000)	3.58	2.94

Outstanding at December 31, 2016	4,000,000	$0.10	$0.06	-	$-

Outstanding and exercisable at December 31, 2016	1,516,666	$0.10	$0.10	3.44	$-

(1)	The aggregate intrinsic value is based on the $0.0375 closing price as of December 31, 2016 for the Company’s Common Stock.

Schedule of outstanding stock warrants
Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2016	25,098,330	$0.15

For the period ended March 31, 2017
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at March 31, 2017	25,098,330	$0.15

		Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	45,473,780	$0.15

For the year ended December 31, 2015
Issued	14,964,740	0.15
Exercised	-	-
Expired	(35,353,790)	0.15
Outstanding and exercisable at December 31, 2015	25,084,730	0.15

For the year ended December 31, 2016
Issued	13,600	0.15
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2016	25,098,330	$0.15

Series A Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Schedule of outstanding stock warrants
Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2016	380,000	$4.00

For the period ended March 31, 2017
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at March 31, 2017	380,000	$4.00

		Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	300,000	$4.00

For the year ended December 31, 2015
Granted	160,000	4.00
Exercised	-	-
Expired	(80,000)	-
Outstanding and exercisable at December 31, 2015	380,000	4.00

For the year ended December 31, 2016
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2016	380,000	$4.00

Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Schedule of outstanding stock warrants
Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2016	3,250,000	$3.00

For the period ended March 31, 2017
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at March 31, 2017	3,250,000	$3.00

		Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	1,170,000	$3.00

For the year ended December 31, 2015
Granted	80,000	3.00
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2015	1,250,000	$3.00

For the year ended December 31, 2016
Granted	2,000,000	3.00
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2016	3,250,000	$3.00